CAPITAL CONTRIBUTION	12 Months Ended
Dec. 31, 2013
CAPITAL CONTRIBUTION
CAPITAL CONTRIBUTION

9. CAPITAL CONTRIBUTION

        The Parent entered into an agreement (the "Strategic Alliance Agreement") with Sumitomo Mitsui Banking Corporation ("SMBC") and SMBC Nikko Securities Inc. ("SMBC Nikko") to strengthen their existing business alliance and for SMBC to invest $93,217 in the Parent. Under the terms of the Strategic Alliance Agreement, the Parent, SMBC and SMBC Nikko focus on providing cross-border M&A and other advisory services to Japanese companies. The funding of the investment closed on February 17, 2012.